N-2 $ in Millions	Jul. 25, 2024 USD ($)
Cover [Abstract]
Entity Central Index Key	0001504619
Amendment Flag	false
Securities Act File Number	814-00891
Document Type	8-K
Entity Registrant Name	PennantPark Floating Rate Capital Ltd.
Entity Address, Address Line One	1691 Michigan Avenue
Entity Address, City or Town	Miami Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33139
City Area Code	(786)
Local Phone Number	297-9500
Entity Emerging Growth Company	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
On July 25, 2024 (“
Closing Date
”), PennantPark CLO I, Ltd (the “
Issuer
”), a wholly-
owned
and consolidated subsidiary of PennantPark Floating Rate Capital Ltd. (the “
Company
”), and PennantPark CLO I LLC, a wholly-owned subsidiary of the Issuer (the “
Co-Issuer
” and, together with the Issuer, the “
Issuers
”), closed the refinancing and upsize of a four-year reinvestment period, twelve-year final maturity $351.0 million debt securitization in the form of a collateralized loan obligation (the “
CLO Reset Transaction
”).

Long Term Debt, Principal	$ 351.0
Long Term Debt, Structuring [Text Block]
The CLO Reset Transaction was executed through: (A) the issuance by the Issuers of the following classes of notes pursuant that certain indenture, dated September 19, 2019, by and among the Issuers and U.S. Bank Trust Company, National Association, as amended by the second supplemental indenture, dated June 25, 2024, the “
Indenture
”): (i) $203 million of
A-1-R
Notes, which bear interest at the three-month secured overnight financing rate (“
SOFR
”) plus 1.75%, (ii) $10.5 million of
A-2-R
Notes, which bear interest at three-month SOFR plus 1.90%, (iii) $12 million of
Class B-R
Notes, which bear interest at three-month SOFR plus 2.05%, (iv) $28 million of
C-R
Notes, which bear interest at three-month SOFR plus 2.75% and (v) $21 million of
D-R
Notes, which bear interest at three-month SOFR plus 4.30% (collectively, the “
Secured Notes
”), (B) the issuance by the Issuer of $64 million of subordinated notes pursuant to the Indenture (the “
Subordinated Notes
” and, together with the Secured Notes, the “
Replacement Notes
”) and (C) the borrowing by the Issuer of $12.5 million of
Class B-R
Loans, which bear interest at three-month SOFR plus 2.05% (the “
Class
 B-R
Loans
” and, together with the Replacement Notes, the “
Replacement Debt
”), pursuant to a credit agreement, dated the Closing Date (the “
Credit Agreement
”), by and among the Issuers, the various financial institutions and other persons party thereto, as lenders and U.S. Bank Trust Company, National Association, as loan agent and as trustee.

Long Term Debt, Dividends and Covenants [Text Block]
As part of the CLO Reset Transaction, on the Closing Date, the Company and the Issuer also amended and restated the master loan sale agreement, originally dated as of the September 19, 2019 (as amended, the “
Amended and Restated Master Loan Sale Agreement
”), by and between the Company, the Issuer and PennantPark CLO I Depositor, LLC, a wholly-owned subsidiary of the Company (the “
Depositor
”), which provided for the sale and contribution of approximately $277 million par amount of middle market loans from the Company to the Issuer on the Closing Date and for future sales and contributions, as applicable, from the Company to the Issuer on an ongoing basis. Such loans constituted part of the initial portfolio of assets securing the Replacement Debt (other than the Subordinated Notes). The Company made customary representations, warranties, and covenants to the Issuer and the Depositor pursuant to the Amended and Restated Master Loan Sale Agreement.